Income Taxes - Components of Company's Deferred Tax Assets for Federal and State Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Accounts receivable	$ (1,957,119)	$ (260,806)
Reserves and accruals	1,497,708	528,905
Total current deferred tax asset (liability)	0	268,099
Net operating losses	248,455	59,507
Total non-current deferred tax asset	248,455	59,507
Valuation allowance
Deferred income tax assets (liabilities)	$ (210,956)	$ 327,606